Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Borrowings	Borrowings
Recognition and measurement
Borrowings are recognised initially at fair value, net of transaction costs incurred, and are subsequently measured at amortised cost.
Our policy is to predominantly borrow in US dollars (USD) at floating interest rates, either directly or through the use of derivatives, as:
•the majority of our sales are in USD
•historically a lower cost of borrowing has been observed from maintaining a floating rate exposure
•historically there has been a correlation between interest rates and commodity prices.
For bonds with fixed interest rates, we generally enter into interest rate swaps to convert them to floating rates. The tenor of the interest rate swaps is sometimes shorter than the tenor of the bond which means we remain exposed to long-term fixed-rate funding. As interest rate swaps mature, new medium-dated swaps are generally transacted to maintain this floating rate exposure; however, we may elect to maintain a proportion of fixed-rate funding after considering market conditions, the cost and form of funding, and other related factors.
We have designated the swaps to be in fair value hedge relationships with the corresponding period of future interest payments of the respective debt.
Where we borrow non-US denominated debt, we generally enter into cross-currency interest rate swaps to convert the principal and fixed interest coupon to a USD nominal with a USD interest coupon.
21 Borrowings continued
Borrowings
The characteristics and carrying value of the Group’s borrowings at 31 December are summarised below.

	Carrying value 2025 US$m	Carrying value 2024 US$m	Nominal value of hedged item 2025 US$m	Nominal value of hedged item 2024 US$m	Weighted average interest rate after swaps (where applicable)	Swap maturity (where applicable)

Rio Tinto Finance (USA) plc Bonds 4.375% due 2027(a)(b)	499	–	–	–
Rio Tinto Finance (USA) plc Bonds SOFR plus 0.84% due 2028(a)(b)	500	–	–	–
Rio Tinto Finance (USA) plc Bonds 4.5% due 2028(a)(b)	748	–	–	–
Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028(a)	786	780	750	750	3 month SOFR +3.54%	2028
Alcan Inc. Debentures 7.25% due 2028(a)	102	101	100	100	6 month SOFR +3.33%	2028
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029(a)(c)	672	624	–	–
Rio Tinto Finance (USA) plc Bonds 4.875% due 2030(a)(b)	1,754	–	1,250	–	6 month SOFR + 1.30%	2030
Alcan Inc. Debentures 7.25% due 2031(a)	415	402	400	400	6 month SOFR +3.46%	2031
Rio Tinto Finance (USA) plc Bonds 5.0% due 2032(a)(b)	1,258	–	1,250	–	6 month SOFR + 1.18%	2032
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033(a)	658	646	650	650	6 month SOFR + 0.96%	2026/2033
Alcan Inc. Global Notes 6.125% due 2033(a)	754	731	750	750	6 month SOFR +2.26%	2033
Alcan Inc. Global Notes 5.75% due 2035(a)	296	287	300	300	6 month SOFR +1.83%	2035
Rio Tinto Finance (USA) plc Bonds 5.25% due 2035(a)(b)	1,737	–	1,750	–	6 month SOFR + 1.48%	2035
Rio Tinto Finance (USA) Limited Bonds 5.2% due 2040(a)	1,174	1,142	1,150	1,150	6 month SOFR +1.18%	2033
Rio Tinto Finance (USA) plc Bonds 4.75% due 2042(a)	494	492	500	500	6 month SOFR + 0.65%	2026
Rio Tinto Finance (USA) plc Bonds 4.125% due 2042	732	732	–	–
Rio Tinto Finance (USA) Limited Bonds 2.75% due 2051(a)	1,157	1,103	1,250	1,250	6 month SOFR +1.57%	2028
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053(a)	1,127	1,097	1,100	1,100	6 month SOFR +0.76%	2033
Rio Tinto Finance (USA) plc Bonds 5.75% due 2055(a)(b)	1,729	–	1,750	–	6 month SOFR + 1.95%	2034
Rio Tinto Finance (USA) plc Bonds 5.875% due 2065(a)(b)	744	–	750	–	6 month SOFR + 2.07%	2035
Listed bonds(d)	17,336	8,137
Oyu Tolgoi LLC MIGA Insured Loan SOFR plus 2.65% due 2032(e)(f)	588	603
Oyu Tolgoi LLC Commercial Banks “B Loan” SOFR plus 3.4% due 2032(e)(f)	1,355	1,392
Oyu Tolgoi LLC Export Credit Agencies Loan 4.72% due 2033(e)(f)	244	249
Oyu Tolgoi LLC Export Credit Agencies Loan SOFR plus 3.65% due 2034(e)(f)	796	816
Oyu Tolgoi LLC International Financial Institutions “A Loan” SOFR plus 3.78% due 2035(e)(f)	772	792
Oyu Tolgoi project finance(d)	3,755	3,852
Other secured loans	39	93
Other unsecured loans	794	349
Bank overdrafts	7	11
Other borrowings(d)	840	453
Total borrowings(g)	21,931	12,442
Comprising:
Current borrowings	733	180
Non-current borrowings	21,198	12,262
Total borrowings(g)	21,931	12,442

(a)	The fair value movements of our borrowings and interest rate swaps that are in fair value hedge relationships are included in note 9.
(b)
On 14 March 2025, we issued US$9 billion of fixed and floating rate SEC-registered debt securities. The proceeds from the bond issuance, net of issuance costs and discount, were partly used to repay our US$7 billion bridge loan facility which was drawn on 6 March 2025 to fund the acquisition of Arcadium Lithium plc. Refer to note 5 for further details.

(c)
Rio Tinto has a US$10 billion (2024: US$10 billion) Euro Medium Term Note Programme against which the cumulative amount utilised was US$674 million equivalent at 31 December 2025
(2024: US$626 million). The carrying value of these bonds after hedge accounting adjustments amounted to US$672 million (2024: US$624 million) in aggregate.

(d)
Our listed bonds have a fair value of US$17,148 million (2024: US$7,702 million) and are categorised as level 1 in the fair value hierarchy, while those relating to project finance drawn down by Oyu Tolgoi (fair value of US$3,990 million 2024: US$4,103 million) use a number of level 3 valuation inputs. Our remaining borrowings have a fair value of US$795 million (2024: US$416 million), and are categorised as level 2 in the fair value hierarchy. The fair values of some of our financial instruments approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

(e)
These borrowings relate to the Oyu Tolgoi LLC project finance facility and the due dates stated represent the final repayment date. The interest rates stated are pre-completion and will increase by 1.2% post-completion, which is expected to take place in 2029, subject to meeting certain conditions.

(f)
Our bank borrowings in Oyu Tolgoi (OT) are subject to financial covenants which require that OT maintains a certain level of debt-equity ratio and a debt service coverage ratio.
These covenants are tested at the end of each month. Based on our forecasting, we consider this risk of non-compliance with these covenants to be remote.

(g)
The Group’s borrowings of US$21,931 million (2024: US$12,442 million) include US$3,795 million (2024: US$3,945 million) of subsidiary entity borrowings that are subject to various financial and general covenants with which the respective borrowers were in compliance as at 31 December 2025 and are expected to be in compliance within 12 months after the reporting date. The non-compliance with these covenants, if not remediated, could permit the lender to immediately call the loan and borrowings.